UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21698

The Gabelli Global Gold,

Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Gold, Natural Resources & Income Trust

Third Quarter Report — September 30, 2011

Caesar Bryan	Barbara G. Marcin, CFA	Vincent Hugonnard-Roche

To Our Shareholders,

For the quarter ended September 30, 2011, the net asset value (“NAV”) total return of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) was (17.4)%, compared with the total returns of (11.1)% and (8.0)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was (17.1)%. On September 30, 2011, the Fund’s NAV per share was $14.09, while the price of the publicly traded shares closed at $14.35 on the NYSE Amex.

Enclosed is the schedule of investments as of September 30, 2011.

Comparative Results

Average Annual Returns through September 30, 2011 (a) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	Since Inception (03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(17.36)%	(16.99)%	(8.28)%	2.19%	0.94%	4.62%
Investment Total Return (c)	(17.11)	(19.88)	(9.38)	(0.17)	0.65	3.96
CBOE S&P 500 Buy/Write Index	(11.12)	(8.97)	(3.77)	(1.42)	(0.91)	1.28
Barclays Capital Government/Corporate Bond Index	4.84	7.41	5.15	8.45	6.48	5.86
Amex Energy Select Sector Index	(22.02)	(13.12)	6.20	(0.94)	3.59	6.64
Philadelphia Gold & Silver Index	(8.02)	(18.35)	(6.07)	12.13	7.57	11.03
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

The Fund intends to generate current income from short-term gains primarily through its strategy of writing (selling) covered call options on the equity securities in its portfolio. Because of its primary strategy the Fund forgoes the opportunity to participate fully in the appreciation of the underlying equity security above the exercise price of the option. It also is subject to the risk of depreciation of the underlying equity security in excess of the premium received.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 79.7%
	Energy and Energy Services — 34.2%
250,000	Anadarko Petroleum Corp.	$15,762,500
159,500	Apache Corp.	12,798,280
416,325	Baker Hughes Inc. (a)	19,217,562
785,000	BG Group plc	15,197,620
135,000	BP plc, ADR (a)	4,869,450
520,000	Cameron International Corp.†	21,600,800
500,000	Canadian Oil Sands Ltd.	9,728,982
1,282,000	Cheniere Energy Inc.†	6,602,300
126,100	Chevron Corp. (a)	11,666,772
307,692	Comanche Energy Inc.† (b)(c)(d)	0
100,000	ConocoPhillips (a)	6,332,000
768,400	CVR Energy Inc.†	16,243,976
343,500	Denbury Resources Inc.†	3,950,250
460,000	El Paso Corp.	8,040,800
150,000	EOG Resources Inc.	10,651,500
65,000	Galp Energia SGPS SA, Cl. B	1,196,527
536,600	Halliburton Co. (a)	16,377,032
140,000	Hess Corp.	7,344,400
250,000	Marathon Petroleum Corp.	6,765,000
180,000	Nabors Industries Ltd.†	2,206,800
315,000	National Oilwell Varco Inc.	16,134,300
550,000	Nexen Inc.	8,519,500
142,000	Noble Energy Inc.	10,053,600
50,000	Occidental Petroleum Corp.	3,575,000
137,500	Oil States International Inc.†	7,001,500
582,000	Petroleo Brasileiro SA, ADR (a)	13,065,900
200,000	Rowan Companies Inc.† (a)	6,038,000
168,000	Royal Dutch Shell plc, Cl. A	5,239,604
160,000	Schlumberger Ltd.	9,556,800
250,000	Statoil ASA, ADR	5,387,500
869,500	Suncor Energy Inc. (a)	22,120,080
660,000	Talisman Energy Inc.	8,098,200
910,000	The Williams Companies Inc. (a)	22,149,400
510,000	Total SA, ADR	22,373,700
123,200	Transocean Ltd. (a)	5,881,568
500,000	Valero Energy Corp.	8,890,000
1,235,500	Weatherford International Ltd.† (a)	15,085,455

		385,722,658

	Metals and Mining — 45.5%
719,000	Agnico-Eagle Mines Ltd. (a)	42,794,880
393,000	Anglo American plc	13,660,350
633,500	AngloGold Ashanti Ltd., ADR (a)	26,201,560
439,000	Antofagasta plc	6,342,627
636,000	Barrick Gold Corp. (a)	29,669,400
177,000	BHP Billiton Ltd., ADR (a)	11,759,880
1,070,000	Centamin Egypt Ltd.†	1,623,533
300,000	Compania de Minas Buenaventura SA, ADR	11,322,000
83,000	Detour Gold Corp.†	2,162,325

Shares		Market Value

1,000,000	Duluth Metals Ltd.†	$2,204,409
700,000	Eldorado Gold Corp.	12,057,448
375,000	Franco-Nevada Corp.	13,566,419
440,000	Freeport-McMoRan Copper & Gold Inc. (a)	13,398,000
658,500	Fresnillo plc	16,286,140
410,000	Gem Diamonds Ltd.†	1,335,616
1,988,400	Gold Fields Ltd., ADR (a)	30,462,288
580,000	Goldcorp Inc. (a)	26,471,200
841,600	Harmony Gold Mining Co. Ltd., ADR (a)	9,871,968
1,779,700	Hochschild Mining plc	11,350,874
160,000	HudBay Minerals Inc.	1,491,745
195,000	Hummingbird Resources plc†	440,922
285,000	IAMGOLD Corp.	5,637,300
412,000	Impala Platinum Holdings Ltd.	8,380,829
213,542	Ivanhoe Mines Ltd.†	2,925,525
200,000	Kingsgate Consolidated Ltd.	1,389,614
1,035,500	Kinross Gold Corp., New York (a)	15,304,690
3,592	Kinross Gold Corp., Toronto	53,371
250,600	Lundin Mining Corp., OTC† (a)	877,100
1,400,000	Lundin Mining Corp., Toronto†	4,876,420
221,000	MAG Silver Corp.†	1,729,363
934,725	Newcrest Mining Ltd. (b)	30,715,064
539,500	Newmont Mining Corp. (a)	33,934,550
750,000	Northgate Minerals Corp.†	2,475,000
165,000	Osisko Mining Corp.†	2,089,465
3,247,511	PanAust Ltd.†	7,982,229
211,300	Peabody Energy Corp. (a)	7,158,844
230,000	Randgold Resources Ltd., ADR (a)	22,245,600
3,851,298	Red 5 Ltd.†	633,572
6,984,000	Red 5 Ltd., ASE†	1,148,929
250,000	Rio Tinto plc, ADR (a)	11,020,000
1,800,000	Romarco Minerals Inc.†	2,044,088
259,200	Royal Gold Inc.	16,604,352
621,250	Sandfire Resources NL†	3,637,153
500,000	SEMAFO Inc.†	4,127,302
457,015	Vale SA, ADR (a)	10,419,942
207,000	Witwatersrand Consolidated Gold Resources Ltd.†	1,204,904
1,008,305	Xstrata plc	12,905,905
1,200,000	Yamana Gold Inc. (a)	16,392,000

		512,386,695

	TOTAL COMMON STOCKS	898,109,353

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Metals and Mining — 0.3%
10,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	647,000
35,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALP	2,362,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,009,500

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/18/13† (b)(c)(d)	0

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares			Market Value

		WARRANTS (Continued)
		Energy and Energy Services (Continued)
36,197		Comanche Energy Inc., Cl. B, expire 06/18/13† (b)(c)(d)	$0
82,965		Comanche Energy Inc., Cl. C, expire 06/18/13† (b)(c)(d)	0

			0

		Metals and Mining — 0.1%
66,667		Duluth Metals Ltd., expire 01/18/13† (b)	0
62,500		Franco-Nevada Corp., expire 03/13/12† (b)	405,573
87,500		Franco-Nevada Corp., expire 06/16/17†	546,927

			952,500

		TOTAL WARRANTS	952,500

Principal Amount			Market Value

		CONVERTIBLE CORPORATE BONDS — 0.3%
		Metals and Mining — 0.3%
$2,800,000		Detour Gold Corp., Cv., 5.500%, 11/30/17 (b)	$3,060,204
725,000	(f)	Wesdome Gold Mines Ltd., Deb. Cv., 7.000%, 05/31/12 (b)(d)(e)	712,616

		TOTAL CONVERTIBLE CORPORATE BONDS	3,772,820

		CORPORATE BONDS — 0.5%
		Energy and Energy Services — 0.1%
5,011,673		Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	43,047
500,000		Tesoro Corp., 9.750%, 06/01/19	542,500

			585,547

		Metals and Mining — 0.4%
5,000,000		Xstrata Canada Corp., 7.250%, 07/15/12	5,217,080

		TOTAL CORPORATE BONDS	5,802,627

		U.S. GOVERNMENT OBLIGATIONS — 19.1%
215,612,000		U.S. Treasury Bills, 0.000% to 0.110%††, 10/20/11 to 03/29/12 (a)	215,588,830

		TOTAL INVESTMENTS — 100.0% (Cost $1,269,230,572)	$1,127,235,630

		Aggregate tax cost	$1,281,845,026

		Gross unrealized appreciation	$49,650,036
		Gross unrealized depreciation	(204,259,432)

		Net unrealized appreciation/depreciation	$(154,609,396)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTION CONTRACTS WRITTEN (g) — (3.8)%
	Call Options Written — (2.4)%
7,190	Agnico-Eagle Mines Ltd.	Jan. 12/80	$740,570
2,500	Anadarko Petroleum Corp.	Nov. 11/75	517,500
393	Anglo American plc (h)	Dec. 11/2500	59,140
6,335	AngloGold Ashanti Ltd., ADR	Jan. 12/55	411,775
418	Antofagasta plc (h)	Dec. 11/1200	157,254
595	Apache Corp.	Jan. 12/100	132,685
1,000	Apache Corp.	Jan. 12/115	55,500
3,263	Baker Hughes Inc.	Jan. 12/62.50	360,561
900	Baker Hughes Inc.	Jan. 12/70	38,700
6,360	Barrick Gold Corp.	Jan. 12/60	629,640
460	BG Group plc (h)	Mar. 12/1400	548,755
325	BG Group plc (h)	Mar. 12/1500	252,136
1,770	BHP Billiton Ltd., ADR	Jan. 12/70	1,017,750
1,350	BP plc, ADR	Jan. 12/44	101,250
1,100	Cameron International Corp.	Nov. 11/55	41,250
4,100	Cameron International Corp.	Jan. 12/55	420,250
5,000	Canadian Oil Sands Ltd. (i)	Jan. 12/25	190,858
3,000	Cheniere Energy Inc.	Dec. 11/12	30,000
2,000	Cheniere Energy Inc.	Dec. 11/13	15,000
4,000	Cheniere Energy Inc.	Dec. 11/15	28,000
820	Cheniere Energy Inc.	Mar. 12/12	22,550
3,000	Cheniere Energy Inc.	Mar. 12/13	60,000
1,261	Chevron Corp.	Dec. 11/100	375,778
1,800	Compania de Minas Buenaventura SA, ADR	Dec. 11/45	270,000
1,200	Compania de Minas Buenaventura SA, ADR	Dec. 11/46	153,000
1,000	ConocoPhillips	Jan. 12/67.50	325,000
2,184	CVR Energy Inc.	Dec. 11/25	327,600
5,500	CVR Energy Inc.	Mar. 12/25	1,375,000
3,435	Denbury Resources Inc.	Dec. 11/20	17,175
2,000	El Paso Corp.	Oct. 11/20	20,000
2,600	El Paso Corp.	Dec. 11/21	114,634
3,500	Eldorado Gold Corp. (i)	Jan. 12/20	440,882
3,500	Eldorado Gold Corp. (i)	Jan. 12/23	212,091
1,500	EOG Resources Inc.	Oct. 11/100	1,500
3,750	Franco-Nevada Corp. (i)	Oct. 11/36	921,486
4,400	Freeport-McMoRan Copper & Gold Inc.	Jan. 12/39.50	598,400
19,884	Gold Fields Ltd., ADR	Jan. 12/20	666,114
500	Goldcorp Inc.	Oct. 11/55	10,000
2,300	Goldcorp Inc.	Jan. 12/55	434,700
3,000	Goldcorp Inc.	Jan. 12/60	336,000
500	Halliburton Co.	Oct. 11/52.50	2,000
4,866	Halliburton Co.	Jan. 12/50	107,052
5,000	Harmony Gold Mining Co. Ltd., ADR	Nov. 11/15	100,000
3,416	Harmony Gold Mining Co. Ltd., ADR	Feb. 12/15	170,800
500	Hess Corp.	Nov. 11/62.50	65,000

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

Schedule of Investments (Continued)

September 30, 2011 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
400	Hess Corp.	Nov. 11/75	$5,600
500	Hess Corp.	Jan. 12/65	118,500
1,450	IAMGOLD Corp.	Dec. 11/20	279,125
1,400	IAMGOLD Corp.	Jan. 12/20	318,500
2,135	Ivanhoe Mines Ltd.	Dec. 11/23	117,425
8,880	Kinross Gold Corp.	Nov. 11/17	399,600
614	Kinross Gold Corp.	Jan. 12/20	23,946
897	Kinross Gold Corp.	Feb. 12/21	33,638
16,506	Lundin Mining Corp.(i)	Jan. 12/6	126,012
1,500	Marathon Petroleum Corp.	Oct. 11/45	15,000
1,000	Marathon Petroleum Corp.	Jan. 12/40	45,000
1,800	Nabors Industries Ltd.	Jan. 12/26	9,000
1,750	National Oilwell Varco Inc.	Jan. 12/67.50	295,750
2,100	National Oilwell Varco Inc.	Feb. 12/77.50	169,050
6,745	Newcrest Mining Ltd.(j)	Dec. 11/41	326,356
2,600	Newcrest Mining Ltd.(j)	Jan. 12/42.50	105,396
1,975	Newmont Mining Corp.	Jan. 12/67.50	878,875
3,420	Newmont Mining Corp.	Jan. 12/70	1,085,850
3,500	Nexen Inc.	Dec. 11/19	157,500
1,000	Nexen Inc.	Dec. 11/20	25,000
1,000	Nexen Inc.	Dec. 11/21	15,000
710	Noble Energy Inc.	Nov. 11/80	159,750
710	Noble Energy Inc.	Nov. 11/82.50	108,275
500	Occidental Petroleum Corp.	Feb. 12/75	353,750
1,375	Oil States International Inc.	Dec. 11/55	639,375
2,500	PanAust Ltd.(j)	Feb. 12/4.20	484
1,000	Peabody Energy Corp.	Dec. 11/50	31,000
1,113	Peabody Energy Corp.	Mar. 12/46	192,549
3,000	Petroleo Brasileiro SA, ADR	Jan. 12/36	12,000
2,820	Petroleo Brasileiro SA, ADR	Jan. 12/37	5,640
800	Randgold Resources Ltd., ADR	Jan. 12/110	404,000
1,500	Randgold Resources Ltd., ADR	Jan. 12/120	412,500
2,500	Rio Tinto plc, ADR	Jan. 12/50	900,000
2,000	Rowan Companies Inc.	Jan. 12/39	210,000
168	Royal Dutch Shell plc(h)	Dec. 11/2200	69,425
2,092	Royal Gold Inc.	Oct. 11/60	1,234,280
500	Royal Gold Inc.	Oct. 11/65	150,000
800	Schlumberger Ltd.	Jan. 12/75	136,800
800	Schlumberger Ltd.	Feb. 12/90	38,400
2,500	Statoil ASA, ADR	Jan. 12/25	190,000
7,026	Suncor Energy Inc.	Dec. 11/40	59,721
1,700	Suncor Energy Inc.	Jan. 12/42	18,700
6,500	Talisman Energy Inc.	Oct. 11/19	65,000
2,200	The Williams Companies Inc.	Nov. 11/27	244,200
3,300	The Williams Companies Inc.	Nov. 11/28	306,900
3,600	The Williams Companies Inc.	Nov. 11/29	234,000
5,100	Total SA, ADR	Jan. 12/50	714,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

432	Transocean Ltd.	Feb. 12/62.50	$64,584
800	Transocean Ltd.	Feb. 12/67.50	65,200
2,570	Vale SA, ADR	Jan. 12/25	358,515
2,000	Vale SA, ADR	Mar. 12/30	118,000
5,000	Valero Energy Corp.	Jan. 12/25	212,500
12,355	Weatherford International Ltd.	Jan. 12/19	259,455
315	Xstrata plc(h)	Dec. 11/920	243,150
693	Xstrata plc(h)	Dec. 11/1100	162,100
12,000	Yamana Gold Inc.	Apr. 12/20	726,000

TOTAL CALL OPTIONS WRITTEN (Premiums received $45,181,837)			26,525,712

Put Options Written — (1.4)%
500	Atwood Oceanics Inc.	Dec. 11/40	350,000
500	Cameron International Corp.	Nov. 11/45	300,000
3,000	Canadian Oil Sands Ltd.(i)	Jan. 12/20	522,474
6,000	Cheniere Energy Inc.	Dec. 11/7	1,455,000
1,400	Denbury Resources Inc.	Dec. 11/17	784,000
3,000	Denbury Resources Inc.	Mar. 12/15	1,200,000
300	EOG Resources Inc.	Jan. 12/90	641,250
6,000	Gold Fields Ltd., ADR	Jan. 12/14	636,000
1,400	Halliburton Co.	Apr. 12/30	700,000
500	Hess Corp.	Jan. 12/47.50	217,500
500	Hess Corp.	Jan. 12/50	268,750
2,000	Nabors Industries Ltd.	Dec. 11/24	2,315,000
1,000	Nexen Inc.	Dec. 11/20	470,000
300	Occidental Petroleum Corp.	Jan. 12/80	392,250
330	Oil Service HOLDRS (SM) Trust	Jan. 12/104.10	363,000
1,000	Randgold Resources Ltd., ADR	Mar. 12/95	1,115,000
800	Schlumberger Ltd.	Feb. 12/60	632,000
700	Suncor Energy Inc.	Dec. 11/38	868,000
900	Talisman Energy Inc.	Oct. 11/22	900,000
2,000	The Williams Companies Inc.	Nov. 11/27	755,000
900	Total SA, ADR	Nov. 11/52.50	796,500
2,000	Weatherford International Ltd.	Nov. 11/15	640,000

TOTAL PUT OPTIONS WRITTEN (Premiums received $6,726,621)			16,321,724

TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $51,908,458)			$42,847,436

	Aggregate premiums		$51,908,458

	Gross unrealized appreciation		$20,348,418
	Gross unrealized depreciation		(11,287,396)

	Net unrealized appreciation/depreciation		$9,061,022

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

Schedule of Investments (Continued)

September 30, 2011 (Unaudited)

(a)	Securities, or a portion thereof, with a value of $345,249,706 were pledged as collateral for options written.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2011, the market value of fair valued securities amounted to $34,936,504 or 3.10% of total investments.
(c)	At September 30, 2011, the Fund held investments in restricted securities amounting to $43,047 or 0.00% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	09/30/11 Carrying Value Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/18/13	06/17/08	187,501	—
$5,011,673	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	4,786,673	$0.8589

(d)	Illiquid security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the market value of the Rule 144A security amounted to $712,616 or 0.06% of total investments.
(f)	Principal amount denoted in Canadian dollars.
(g)	At September 30, 2011, the Fund has entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(h)	Exercise price denoted in British Pounds.
(i)	Exercise price denoted in Canadian dollars.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
PIK	Payment-in-kind

Geographic Diversification	% of Market Value	Market Value
Long Positions
North America	69.3%	$781,380,507
Europe	13.7	154,533,318
South Africa	6.8	76,121,549
Asia/Pacific	5.2	58,889,974
Latin America	5.0	56,310,282

Total Investments	100.0%	$1,127,235,630

Short Positions
North America	(3.1)%	$(35,248,324)
Europe	(0.3)	(3,397,661)
Latin America	(0.2)	(2,450,640)
South Africa	(0.1)	(1,318,575)
Asia/Pacific	(0.1)	(432,236)

Total Investments	(3.8)%	$(42,847,436)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$385,722,658	—	$0	$385,722,658
Metals and Mining	481,671,631	$30,715,064	—	512,386,695
Total Common Stocks	867,394,289	30,715,064	0	898,109,353
Convertible Preferred Stocks (a)	3,009,500	—	—	3,009,500
Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	952,500	—	0	952,500
Total Warrants	952,500	—	0	952,500
Convertible Corporate Bonds	3,772,820	—	—	3,772,820
Corporate Bonds (a)	—	5,759,580	43,047	5,802,627
U.S. Government Obligations	—	215,588,830	—	215,588,830
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$875,129,109	$252,063,474	$43,047	$1,127,235,630
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(15,554,747)	$(10,970,965)	$—	$(26,525,712)
Put Options Written	(9,173,974)	(7,147,750)	—	(16,321,724)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(24,728,721)	$(18,118,715)	$—	$(42,847,436)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 9/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Warrants:
Energy and Energy Services	0	—	—	—	—	—	—	—	0	—
Metals and Mining	—	—	—	—	0	—	—	—	0	—
Convertible Corporate Bonds	3,419,897	—	—	—	—	—	—	(3,419,897)	—	—
Corporate Bonds	43,047	33,731	—	(573,942)	540,211	—	—	—	43,047	(573,942)
TOTAL INVESTMENTS IN SECURITIES	$3,462,944	$33,731	$—	$(573,942)	$540,211	$—	$—	$(3,419,897)	$43,047	$(573,942)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2011 are reflected within the Schedule of Investments.

The following table summarizes the market value of derivatives held at September 30, 2011 by primary risk exposure:

Liability Derivatives:	Market Value
Equity Contracts	$(42,847,436)

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

TRUSTEES AND OFFICERS

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

Salibello & Broder, LLP

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Carter W. Austin

Vice President

Peter D. Goldstein

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

Agnes Mullady

Treasurer & Secretary

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing

	Common	6.625% Preferred
NYSE Amex–Symbol:	GGN	GGN PrA
Shares Outstanding:	69,969,179	3,955,687

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N.Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N.Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/29/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/29/11

* Print the name and title of each signing officer under his or her signature.